Investments in Associates and Joint Arrangements - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Investment carrying amount recognized in net income	$ 15,640
Wordline Argentina SA [member]
Disclosure of associates [line items]
Investment carrying amount recognized in net income	$ 70,147	$ 51,398
Percentage of interest	50.00%
Gestiva SA [member]
Disclosure of associates [line items]
Investment carrying amount recognized in net income		39,878
Percentage of interest in UTE	5.00%
Investment carrying amount remaining after adaption agreement	$ 2,707
Associates [member]
Disclosure of associates [line items]
Investment carrying amount recognized in net income	165	432
Prisma Medios de Pagos SA [member]
Disclosure of associates [line items]
Investment carrying amount recognized in net income	$ 180,350	$ 198,595